INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Expenses)/Benefits	Income tax expenses are as follows:
	For the years ended December 31,
	2015	2016	2017

Income tax expenses:
Current	$480	$50	$633
Deferred	5,941	4,433	-

	6,421	4,483	633

Schedule of Deferred Income Tax Assets and Liabilities
The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2016	2017
Deferred tax assets:
Allowance for doubtful accounts	$4,083	$12,270
Amortization of intangible assets and concession fees	1,606	1,163
Net operating loss carry forwards	30,697	51,769
Valuation allowance	(36,386)	(65,202)

Total deferred tax assets	-	-

Deferred tax liabilities:	-	-

Total deferred tax assets, net	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2015	2016	2017

Net loss before provision for income taxes	$(74,202)	$(84,726)	$(175,945)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(18,551)	(21,182)	(43,986)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	300	158	91
Tax effect of impairment loss on property and equipment and intangible assets	-	-	12,539
Tax effect of other permanent differences	330	1,681	1,831
Changes in valuation allowance	9,276	22,200	28,815
Effect of preferential tax rates granted to PRC entities	14,404	642	670
Effect of income tax rate difference in other jurisdictions	662	984	673

Income tax expenses	$6,421	$4,483	$633

Effective tax rates	(8.7)%	(5.3)%	(0.4)%